INCOME TAXES (Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Income taxes | ₪			₪ 32,817	₪ 30,933	₪ 16,179
Statutory tax rate		23.00%	23.00%	24.00%	25.00%
Tax computed by statutory tax rate | ₪			₪ 7,548	₪ 7,424	₪ 4,044
Tax increments (savings) due to:
Non-deductible expenses | ₪			4	51	70
Tax exempt Income | ₪			(163)	(343)	(33)
Profit or loss for tax for which deferred taxes were not provided | ₪			368	(1,196)	1,198
Changes in tax rates | ₪					88
Temporary differences for which deferred taxes were not provided | ₪				(132)
Previous year taxes | ₪			162	141
Other | ₪			(69)	(35)	(40)
Total Reconciliation of the statutory tax rate to the effective tax rate | ₪			₪ 7,850	₪ 5,910	₪ 5,327
US Dollars [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Income taxes | $		$ 8,756
Statutory tax rate		23.00%	23.00%
Tax computed by statutory tax rate | $		$ 2,014
Tax increments (savings) due to:
Non-deductible expenses | $		1
Tax exempt Income | $		(43)
Profit or loss for tax for which deferred taxes were not provided | $		98
Changes in tax rates | $
Temporary differences for which deferred taxes were not provided | $
Previous year taxes | $		42
Other | $		(18)
Total Reconciliation of the statutory tax rate to the effective tax rate | $	[1]	$ 2,094

[1]	Convenience Translation into US Dollars.